Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Short Term Bond Fund (Prospectus Summary) | MainStay Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Short Term Bond Fund
Supplement Text	ck0001469192_SupplementTextBlock

MAINSTAY GROUP OF FUNDS

MainStay Short Term Bond Fund

Supplement dated March 27, 2015 (“Supplement”)

to the Summary Prospectus and Prospectus, each dated February 27, 2015

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

At meetings held on March 24-26, 2015, the Board of Trustees (“Board”) of MainStay Funds Trust approved the following changes with respect to MainStay Short Term Bond Fund (“Fund”), effective June 1, 2015, unless otherwise indicated:

1.	Name Change. The name of the Fund will change to MainStay Tax Advantaged Short Term Bond Fund. All references to MainStay Short Term Bond Fund are changed to MainStay Tax Advantaged Short Term Bond Fund, unless otherwise indicated.

2.	Investment Objective: The Fund's investment objective will change to “The Fund seeks after tax total return.”

3.	Reduction in Management Fee Paid to New York Life Investments and Maximum Sales Charge Imposed on Class A and Investor Class Shares. The Board approved (a) a reduction in the contractual management fee paid to New York Life Investments as the Fund's Manager; (b) a reduction of the maximum sales charge imposed on Class A and Investor Class shares; and (c) a reduction in the contractual expense cap. As a result, the “Fees and Expenses of the Fund” table and the “Expense Example” table are revised as follows:

	Class A	Investor Class	Class I

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None
Other Expenses	0.22%	0.60%	0.22%
Total Annual Fund Operating Expenses[3]	0.92%	1.30%	0.67%
Waivers / Reimbursements[3]	(0.12)%	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	0.80%	1.18%	0.55%
1.	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
2.	Restated to reflect current management fees.
3.	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.80% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until August 29, 2016, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expenses After
	Class A	Investor Class	Class I
1 Year	$181	$219	$56
3 Years	$378	$496	$202
5 Years	$593	$794	$361
10 Years	$1,209	$1,642	$823

4.	Change in Principal Investment Strategies and Investment Process: The sections entitled “Principal Investment Strategies” and “Investment Process” are deleted and replaced with the following:

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of tax-exempt and taxable debt securities, including securities with special features (e.g., puts and variable or floating rates) which have price volatility characteristics similar to debt securities. Under normal circumstances, the Fund will invest at least 50% of its total assets in tax-exempt municipal securities. All distributions by the Fund, including any distributions derived from tax-exempt municipal obligations, may be includible in taxable income for purposes of the federal alternative minimum tax. The Fund invests in investment grade securities as rated by an independent rating agency, such as rated BBB- or better by Standard & Poor's Ratings Services (“S&P”) or Baa3 or better by Moody's Investors Service, Inc. (“Moody's”) at the time of purchase, or if unrated, determined to be of comparable quality by MacKay Shields LLC, the Fund's Subadvisor; and invests in commercial paper only if rated in the top two highest rating categories by an independent rating agency, such as A-1 to A-2 by S&P or Prime-1 to Prime-2 by Moody's at the time of purchase, or if unrated, determined by the Subadvisor to be of comparable quality. If independent rating agencies assign different ratings for the same security, the Fund will use the higher rating for purposes of determining the credit quality.

The Fund's principal investments may have fixed, variable or floating interest rates and include: tax-exempt and taxable municipal securities, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-related and asset-backed securities; certificates of deposit, time deposits and bankers' acceptances issued by U.S. banks or savings and loan associations; and debt securities issued by U.S. and foreign corporate entities, foreign governments and agencies, and supranational organizations. Normally, the Fund will have a dollar-weighted average maturity of three years or less.

The Subadvisor may invest in mortgage dollar rolls and to-be-announced (“TBA”) securities transactions.

Investment Process

The Subadvisor seeks to allocate investments across the tax-exempt and taxable fixed income markets based on the current economic environment, the level of absolute and relative yields, and their interest rate outlook. The allocation across the tax-exempt and taxable fixed income markets will be influenced by a tax requirement that at least 50% of the Fund's total assets be invested in tax-exempt municipal securities as of the end of each fiscal quarter in order for the Fund to pass tax-exempt income to Fund shareholders. While the Fund normally will seek to pass any tax-exempt income to shareholders, there is no guarantee that the Fund will achieve this result.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund, which may be determined by an evaluation of economic conditions, the issuer's financial condition, or relative yield and return expectations.

5.	Additional Risk Disclosure: The following risk factor is added to the section entitled “Principal Risks.”

Municipal Bond Risk: Municipal bond risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. These risks include:

•	General Obligation Bonds Risk—timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

•	Revenue Bonds (including Industrial Development Bonds) Risk—timely payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

•	Private Activity Bonds Risk—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise's ability to do so;

•	Moral Obligation Bonds Risk—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

•	Municipal Notes Risk—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

•	Municipal Lease Obligations Risk—in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Municipalities continue to experience economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

6.	New Primary Benchmark: The Fund has selected the Barclays 3-Year Municipal Bond Index as its primary benchmark in replacement of the Barclays U.S. 1-3 Year Government/Credit Index, but has retained the Barclays U.S. 1-3 Year Government/Credit Index as its secondary benchmark. The Fund selected the Barclays 3-Year Municipal Bond Index as its primary benchmark because it believes that this index is more reflective of its current investment style. The Barclays 3-Year Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity range of 2-4 years.

The “Average Annual Total Returns” table is revised to also show the Barclays 3-Year Municipal Bond Index returns for the one, five and ten-year periods.

Average Annual Total Returns (for the periods ended December 31, 2014)

	1 Year	5 Years	10 Years
Return Before Taxes
Class A	-2.82%	0.24%	2.03%
Investor Class	-3.14%	-0.13%	1.81%
Class I	0.44%	1.10%	2.63%
Return After Taxes on Distributions
Class I	0.14%	0.65%	1.83%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	0.27%	0.70%	1.76%
Barclays 3-Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	1.22%	1.93%	2.98%
Barclays U.S. 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses, or taxes)	0.77%	1.41%	2.85%

7.	The Shareholder Guide is revised as follows:

(a)	The reference to MainStay Short Term Bond Fund in the definition of “MainStay Taxable Bond Funds” is hereby deleted and not replaced with a reference to Mainstay Tax Advantaged Short Term Bond Fund.

(b)	Footnote 1 under the table in the subsection entitled “Summary of Important Differences Among Share Classes” is restated as follows:

1.	A CDSC of 1.00% may be imposed on certain redemptions made within one year (18 months with respect to MainStay Short Duration High Yield Fund) of the date of purchase on shares that were purchased without an initial sales charge. No sales charge applies on investments of $1 million or more ($250,000 or more with respect to MainStay California Tax Free Opportunities Fund, MainStay High Yield Municipal Bond Fund, MainStay New York Tax Free Opportunities Fund, MainStay Tax Advantaged Short Term Bond Fund and MainStay Tax Free Bond Fund; or $500,000 or more with respect to MainStay Floating Rate Fund and MainStay Short Duration High Yield Fund). The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares" below.

(c)	The subsection entitled “Information on Sales Charges” is amended to (a) remove MainStay Short Term Bond Fund from the second table, and (b) to include the following table for MainStay Tax Advantaged Short Term Bond Fund:

MainStay Tax Advantaged Short Term Bond Fund

Purchase amount	Sales charges as apercentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $250,000	1.00%	1.01%	1.00%
$250,000 or more[2]	None	None	None
1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.	No sales charge applies on investments of $250,000 or more, but a CDSC of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares" below.

(d)	The following is added to the section entitled “Understand the Tax Consequences” following the discussion of the tax consequences relating to the MainStay New York Tax Free Opportunities Fund:

Mainstay Tax Advantaged Short Term Bond Fund will normally invest at least 80 % of its assets (net assets plus any borrowings for investment purposes) in a portfolio of tax-exempt and taxable debt securities. At least 50% of the Fund's total assets must be invested in tax-exempt municipal securities as of the end of each fiscal quarter in order for the Fund to be able to distribute exempt-interest dividends from its net tax-exempt income. Although the Fund normally will seek to qualify to pay exempt-interest dividends from its net tax-exempt income there is no guarantee that the Fund will achieve such result. Distributions of net income from taxable bonds would be taxable as ordinary income. All distributions by the Fund, including any distributions of exempt-interest dividends, may be includible in taxable income for purposes of the federal alternative minimum tax.

8.	Additional Portfolio Managers: In addition to the Fund's current portfolio managers, the following employees of MacKay Shields LLC will become responsible for the day-to-day management of the Fund's portfolio of investments.

Subadvisor	Portfolio Manager
MacKay Shields LLC	John Loffredo, Executive Managing Director
Robert DiMella, Executive Managing Director
Michael Petty, Senior Managing Director
David Dowden, Managing Director
Scott Sprauer, Managing Director
Frances Lewis, Managing Director

The “Portfolio Manager Biographies” subsection in the “Know With Whom You Are Investing” section is amended to revise the following portfolio managers' biographies as follows:

Robert DiMella, CFA	Mr. DiMella is an Executive Managing Director of MacKay Shields. He has managed the MainStay Tax Free Bond Fund since 2009, the MainStay High Yield Municipal Fund since 2010, the MainStay New York Tax Free Opportunities Fund and MainStay DefinedTerm Municipal Opportunities Fund since 2012, the MainStay California Tax Free Opportunities Fund since 2013 and the MainStay Tax Advantaged Short Term Bond Fund since June 2015. Previously, he co-founded Mariner Municipal Managers LLC (2007 to 2009). Prior to BlackRock's merger with Merrill Lynch Investment Managers ("MLIM"), he served as a Senior Portfolio Manager and Managing Director of the Municipal Products Group. Mr. DiMella earned his Master's degree at Rutgers University Business School and a Bachelors Degree at the University of Connecticut. He is a CFA® charterholder.
David Dowden	Mr. Dowden is a Managing Director. He joined MacKay Shields in 2009 as a Portfolio Manager in the Municipal Bond Division. He has managed the MainStay New York Tax Free Opportunities Fund and MainStay DefinedTerm Municipal Opportunities Fund since 2012, the MainStay California Tax Free Opportunities Fund since 2013, the MainStay High Yield Municipal Bond Fund and MainStay Tax Free Bond Fund since 2014, and the MainStay Tax Advantaged Short Term Bond Fund since June 2015. Prior to joining MacKay Shields, he was the Chief Investment Officer at Financial Guaranty Insurance Company from 2006 to 2009. He has a BA from Brown University and an MBA from Columbia University. He has been in the investment management industry since 1989.
Frances Lewis	Ms. Lewis is a Managing Director. She has managed the MainStay Tax Free Bond Fund since 2014 and the MainStay Tax Advantaged Short Term Bond Fund since June 2015. She joined MacKay Shields in July 2009. Ms. Lewis was the Director of Research for Mariner Municipal Managers and was previously at Merrill Lynch. Ms. Lewis began her municipal analyst career in 1991 as an Analyst for Merrill Lynch Investment Managers where she was a Senior Fund Analyst covering various sectors of the municipal market and becoming a Director in the Municipal Research Group in 1997. Ms. Lewis earned an MBA from Boston University and a BA from the University of Michigan.
John Loffredo, CFA	Mr. Loffredo is an Executive Managing Director of MacKay Shields. He has managed the MainStay Tax Free Bond Fund since 2009, the MainStay High Yield Municipal Bond Fund since 2010, the MainStay New York Tax Free Opportunities Fund and MainStay DefinedTerm Municipal Opportunities Fund since 2012, the MainStay California Tax Free Opportunities Fund since 2013 and the MainStay Tax Advantaged Short Term Bond Fund since June 2015. He has been a municipal portfolio manager and/or municipal analyst on Wall Street since 1990, with a broad range of portfolio management and analytic experience in the municipal markets. He previously co-founded Mariner Municipal Managers LLC (2007 to 2009). Prior to BlackRock's merger with MLIM, he served as Chief Investment Officer of the Municipal Products Group of MLIM. Mr. Loffredo graduated cum laude with an MBA from Utah State University where he was a Harry S. Truman Scholar. He also has a Certificate of Public Management from Boston University. He is a CFA® charterholder.

Michael Petty	Mr. Petty is a Senior Managing Director and portfolio manager for MacKay Shields. He has managed the MainStay High Yield Municipal Bond Fund since 2010, the MainStay Tax Free Bond Fund since 2011, the MainStay New York Tax Free Opportunities Fund and MainStay DefinedTerm Municipal Opportunities Fund since 2012, the MainStay California Tax Free Opportunities Fund since 2013 and the MainStay Tax Advantaged Short Term Bond Fund since June 2015. Prior to joining MacKay Shields, Mr. Petty was a portfolio manager with Mariner Municipal Managers LLC during 2009. From 1997 through 2009, he was a Senior Portfolio Manager at Dreyfus Corporation, overseeing $2.1 billion in assets. Mr. Petty graduated from Hobart College with a BS in Mathematics and Economics.
Scott Sprauer	Mr. Sprauer is a Managing Director. He joined MacKay Shields in 2009 as a Portfolio Manager in the Municipal Bond Division. He has managed the MainStay New York Tax Free Opportunities Fund and MainStay DefinedTerm Municipal Opportunities Fund since 2012, the MainStay California Tax Free Opportunities Fund since 2013 and the MainStay High Yield Municipal Bond Fund, MainStay Tax Free Bond Fund since 2014 and the MainStay Tax Advantaged Short Term Bond Fund since June 2015. Prior to joining MacKay Shields, he was the Head Trader, Fixed Income at Financial Guaranty Insurance Company from 2006 to 2009. He has a BSBA from Villanova University, and has been in the investment management industry since 1991.

9.	Fiscal Year End: The Fund's fiscal year end will change from October 31 to April 30, effective April 30, 2015.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.